Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments

Year ended Dec. 31, 2022	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	606	303	1,209	714	160	(2)	2,990	(14)	—	2,976
Reclassifications and adjustments:
Unrealized mark-to-market loss	1	104	251	10	12	—	378	—	(378)	—
Realized (gain) loss on closed exchange positions	—	—	(4)	—	47	—	43	—	(43)	—
Decrease in finance lease receivable	—	—	46	—	—	—	46	—	(46)	—
Finance lease income	—	—	19	—	—	—	19	—	(19)	—
Unrealized foreign exchange gain on commodity	—	—	—	—	(1)	—	(1)	—	1	—
Adjusted revenues	607	407	1,521	724	218	(2)	3,475	(14)	(485)	2,976
Fuel and purchased power	22	31	641	566	—	3	1,263	—	—	1,263
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	22	31	637	566	—	3	1,259	—	4	1,263
Carbon compliance	—	1	83	(1)	—	(5)	78	—	—	78
Gross margin	585	375	801	159	218	—	2,138	(14)	(489)	1,635
OM&A	55	68	195	69	35	101	523	(2)	—	521
Taxes, other than income taxes	3	12	15	4	—	1	35	(2)	—	33
Net other operating (income) loss	—	(23)	(38)	—	—	—	(61)	3	—	(58)
Insurance recovery	—	7	—	—	—	—	7	—	(7)	—
Adjusted net other operating (income) loss	—	(16)	(38)	—	—	—	(54)	3	(7)	(58)
Adjusted EBITDA(2)	527	311	629	86	183	(102)	1,634
Equity income										9
Finance lease income										19
Depreciation and amortization										(599)
Asset impairment charges										(9)
Net interest expense										(262)
Foreign exchange gain										4
Gain on sale of assets and other										52
Earnings before income taxes										353
(1)    The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)    Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Year ended Dec. 31, 2021	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	383	323	1,109	709	211	4	2,739	(18)	—	2,721
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	25	(40)	19	(38)	—	(34)	—	34	—
Realized (gain) loss on closed exchange positions(2)	—	—	(6)	—	29	—	23	—	(23)	—
Decrease in finance lease receivable	—	—	41	—	—	—	41	—	(41)	—
Finance lease income	—	—	25	—	—	—	25	—	(25)	—
Unrealized foreign exchange gain on commodity	—	—	(3)	—	—	—	(3)	—	3	—
Adjusted revenues	383	348	1,126	728	202	4	2,791	(18)	(52)	2,721
Fuel and purchased power	16	17	457	560	—	4	1,054	—	—	1,054
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Mine depreciation	—	—	(79)	(111)	—	—	(190)	—	190	—
Coal inventory write-down	—	—	—	(17)	—	—	(17)	—	17	—
Adjusted fuel and purchased power	16	17	374	432	—	4	843	—	211	1,054
Carbon compliance	—	—	118	60	—	—	178	—	—	178
Gross margin	367	331	634	236	202	—	1,770	(18)	(263)	1,489
OM&A	42	59	175	117	36	84	513	(2)	—	511
Reclassifications and adjustments:
Parts and materials write-down	—	—	(2)	(26)	—	—	(28)	—	28	—
Curtailment gain	—	—	—	6	—	—	6	—	(6)	—
Adjusted OM&A	42	59	173	97	36	84	491	(2)	22	511
Taxes, other than income taxes	3	10	13	6	—	1	33	(1)	—	32
Net other operating loss (income)	—	—	(40)	48	—	—	8	—	—	8
Reclassifications and adjustments:
Royalty onerous contract and contract termination penalties	—	—	—	(48)	—	—	(48)	—	48	—
Adjusted net other operating loss (income)	—	—	(40)	—	—	—	(40)	—	48	8
Adjusted EBITDA(3)	322	262	488	133	166	(85)	1,286
Equity income										9
Finance lease income										25
Depreciation and amortization										(529)
Asset impairment charges										(648)
Net interest expense										(245)
Foreign exchange gain										16
Gain on sale of assets and other										54
Loss before income taxes										(380)
(1)    The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)    In 2022, our adjusted EBITDA composition was adjusted to include the impact of closed positions that are effectively settled by offsetting positions with the same counterparty to reflect the performance of the assets and the Energy Marketing segment in the period in which the transactions occur.
(3)    Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Year ended Dec. 31, 2020	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	152	332	787	704	122	7	2,104	(3)	—	2,101
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	2	33	(14)	21	—	42	—	(42)	—
Realized gain on closed exchange positions(2)	—	—	—	—	(10)	—	(10)	—	10	—
Decrease in finance lease receivable	—	—	17	—	—	—	17	—	(17)	—
Finance lease income	—	—	7	—	—	—	7	—	(7)	—
Unrealized foreign exchange loss on commodity	—	—	4	—	—	—	4	—	(4)	—
Adjusted revenues	152	334	848	690	133	7	2,164	(3)	(60)	2,101
Fuel and purchased power	8	25	325	435	—	12	805	—	—	805
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Mine depreciation	—	—	(100)	(46)	—	—	(146)	—	146	—
Coal inventory write-down	—	—	—	(37)	—	—	(37)	—	37	—
Adjusted fuel and purchased power	8	25	221	352	—	12	618	—	187	805
Carbon compliance	—	—	120	48	—	(5)	163	—	—	163
Gross margin	144	309	507	290	133	—	1,383	(3)	(247)	1,133
OM&A	37	53	166	106	30	80	472	—	—	472
Taxes, other than income taxes	2	8	13	9	—	1	33	—	—	33
Net other operating income	—	—	(11)	—	—	—	(11)	—	—	(11)
Reclassifications and adjustments:
Impact of Sheerness going off-coal	—	—	(28)	—	—	—	(28)	—	28	—
Adjusted net other operating income	—	—	(39)	—	—	—	(39)	—	28	(11)
Adjusted EBITDA(3)	105	248	367	175	103	(81)	917
Equity income										1
Finance lease income										7
Depreciation and amortization										(654)
Asset impairment charges										(84)
Net interest expense										(238)
Foreign exchange gain										17
Gain on sale of assets and other										9
Loss before income taxes										(303)
(1)    The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)    In 2022, our adjusted EBITDA composition was adjusted to include the impact of closed positions that are effectively settled by offsetting positions with the same counterparty to reflect the performance of the assets and the Energy Marketing segment in the period in which the transactions occur.
(3)    Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Disclosure of selected consolidated statements of financial position information	Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	437	2,837	1,858	313	—	111	5,556
Right-of-use assets	6	98	6	2	—	14	126
Intangible assets	2	157	49	5	8	31	252
Goodwill	258	176	—	—	30	—	464

As at Dec. 31, 2021	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	466	2,304	2,036	481	—	33	5,320
Right-of-use assets	5	64	7	1	—	18	95
Intangible assets	3	147	56	9	5	36	256
Goodwill	258	175	—	—	30	—	463

Disclosure of components in other non-current assets
Additions to non-current assets are as follows:

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	36	745	43	19	—	75	918
Intangible assets	—	19	—	—	3	9	31

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	29	166	167	90	—	28	480
Intangible assets	—	—	—	1	—	8	9

Year ended Dec. 31, 2020	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	22	174	199	78	—	13	486
Intangible assets	—	—	—	1	—	13	14

Disclosure of reconciliation between depreciation and amortization
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2022	2021	2020
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	599	529	654
Depreciation included in fuel and purchased power (Note 6)	—	190	144
Depreciation and amortization on the Consolidated Statements of Cash Flows	599	719	798

Disclosure of geographical areas	Revenues

Year ended Dec. 31	2022	2021	2020
Canada	1,905	1,854	1,227
US	940	731	716
Australia	131	136	158
Total revenue	2,976	2,721	2,101
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2022	2021	2022	2021	2022	2021	2022	2021
Canada	3,817	4,051	49	52	123	141	62	15
US	1,307	860	74	39	101	85	34	61
Australia	432	409	3	4	28	30	64	66
Total	5,556	5,320	126	95	252	256	160	142